Changes in the Presentation of Results for Loans at Fair Value and Related Derivatives	12 Months Ended
Sep. 30, 2014
Accounting Changes and Error Corrections [Abstract]
Changes in the Presentation of Results for Loans at Fair Value and Related Derivatives

26. Changes in the Presentation of Results for Loans at Fair Value and Related Derivatives

In the normal course of business, the Company manages interest rate risk by entering into fixed-to-floating interest rate swaps related to all fixed-rate loans with original terms longer than five years. The Company has elected to account for these loans using the Fair Value Option. During the first quarter of fiscal year 2015, the Company identified an immaterial error in its reporting of one aspect of the derivatives related to these loans and also elected to change the presentation of the reported changes in fair value of these loans and related derivatives, each as discussed below. The Company’s previous consolidated financial statements have been corrected or reclassified, as appropriate, to be consistent with the accompanying consolidated financial statements.

During the first quarter of fiscal year 2015, the Company identified that the current realized gain (loss) on the derivatives related to fair value loans has been improperly recorded as loan interest income instead of being presented in the same line item as the unrealized gain (loss) on the derivatives. As such, the realized gain (loss) on the derivatives related to fair value loans has been moved from loan interest income to “Net realized and unrealized gain (loss) on derivatives” within noninterest income. The Company has determined these corrections to be immaterial to the prior period financial statements and there was no effect on net income, equity or cash flows. The following table reflects the impact of the matter described above on previously filed financial statements:

	Previously Reported	Currently Reported
	Interest Income	Noninterest Income
Twelve months ended September 30, 2014
Realized gain (loss) on derivatives	$(18,255)	$(18,255)

Twelve months ended September 30, 2013
Realized gain (loss) on derivatives	$(14,217)	$(14,217)

Twelve months ended September 30, 2012
Realized gain (loss) on derivatives	$(9,931)	$(9,931)

Additionally, the Company previously reported the changes in fair value of these loans related to both interest rates and credit quality in interest income and the Company presented the changes in fair value of the derivatives in noninterest expense. Changes in fair value related to interest rates on the loans and changes in fair value of the derivatives were completely offset in any reporting period. To improve the clarity and comparability of its financial statements, the Company has elected to change its presentation of the changes in fair value related to these loans and derivatives by presenting these changes in two separate line items in noninterest income. As such, changes in fair value related to these loans, both related to interest rates and credit quality, is presented in “Net increase (decrease) in fair value of loans at fair value” within noninterest income, and changes in fair value related to these derivatives is presented in “Net realized and unrealized gain (loss) on derivatives” within noninterest income. The following table reflects the impact of the matter described above on previously filed financial statements:

	Previously Reported		Currently Reported
	Interest Income	Noninterest Expense	Noninterest Income
Twelve months ended September 30, 2014
Unrealized gain (loss) on derivatives	$—	$11,922	$—	$11,922
Loan fair value change related to interest rates	(11,922)	—	(11,922)	—
Loan fair value change related to credit quality	18	—	18	—

	$(11,904)	$11,922	$(11,904)	$11,922

Twelve months ended September 30, 2013
Unrealized gain (loss) on derivatives	$—	$(40,305)	$—	$(40,305)
Loan fair value change related to interest rates	40,305	—	40,305	—
Loan fair value change related to credit quality	855	—	855	—

	$41,160	$(40,305)	$41,160	$(40,305)

Twelve months ended September 30, 2012
Unrealized gain (loss) on derivatives	$—	$19,369	$—	$19,369
Loan fair value change related to interest rates	(19,369)	—	(19,369)	—
Loan fair value change related to credit quality	4,276	—	4,276	—

	$(15,093)	$19,369	$(15,093)	$19,369

These reclassifications have been reflected in the consolidated statements of comprehensive income and in Notes 9 and 10 of the consolidated financial statements.